ADMINSTRATION EXPENSES (Schedule of Administration Expenses) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
ADMINISTRATION EXPENSES [abstract]
Corporate administration		$ 1,742	$ 1,275
Employee benefits and salaries		1,921	1,570
Professional fees		801	819
Depreciation		108	231
Administration expenses before share based compensation		4,572	3,895
Equity settled share based compensation (a non-cash expense)		2,164	1,136
Total administration expenses	[1]	$ 6,736	$ 5,031

[1]	Equity settled stock based compensation (a non-cash item) is included in administration expenses and project evaluation for the year ended December 31, 2017 $3,785 and December 31, 2016 $3,106.